STOCK OPTION PLANS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
2008 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding - Beginning Balance	143,975	46,276		12,194
Preferred Stock Option Outstanding - Options granted Employee	0	83,333	[1]	5,179
Preferred Stock Option Outstanding - Options granted Non-Employee	0	22,009		38,308
Common Stock Option Outstanding - Options Cancelled	(16,667)	(7,643)		(8,072)
Common Stock Option Outstanding - Options Exercised	0	0		1,333
Option Outstanding - Ending Balance	127,307	143,975		46,276	12,194
Options vested June 30, 2015	104,413	108,693
Weighted Average Exercise Price - Beginning Balance	$ 12.00	$ 7.50		$ 3.00
Weighted Average Exercise Price - Options granted Employee	0	13.50	[1]	7.50
Weighted Average Exercise Price - Options granted Non-Employee	0	12.00		7.50
Weighted Average Exercise Price - Options cancelled	15.00	10.50		1.50
Weighted Average Exercise Price - Exercised	0	0		7.50
Weighted Average Exercise Price - Ending Balance	$ 11.00	$ 12.00		$ 7.50	$ 3.00
Weighted Average Remaining Contractual Term-Balance	8 years 6 months	8 years 9 months 18 days		9 years	6 years 4 months 24 days
Outstanding Options Common Weighted Average Remaining Contractual Term - Employee	0 years	9 years 3 months 18 days	[1]	9 years 2 months 12 days
Weighted Average Remaining Contractual Term - Non-Employee	0 years	9 years 3 months 18 days		9 years 2 months 12 days
Aggregate Intrinsic Value - Beginning Balance	$ 47	$ 0
Aggregate Intrinsic Value - Ending Balance	$ 12	$ 47		$ 0
2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding - Beginning Balance	57,333	0
Preferred Stock Option Outstanding - Options granted Employee	166,467	57,333
Preferred Stock Option Outstanding - Options granted Non-Employee	15,000	0
Common Stock Option Outstanding - Options Cancelled	0	0
Common Stock Option Outstanding - Options Exercised	0	0
Option Outstanding - Ending Balance	238,800	57,333		0
Options vested June 30, 2015	46,325	4,773
Weighted Average Exercise Price - Beginning Balance	$ 13.50	$ 0
Weighted Average Exercise Price - Options granted Employee	12.50	13.50
Weighted Average Exercise Price - Options granted Non-Employee	12.30	0
Weighted Average Exercise Price - Options cancelled	0	0
Weighted Average Exercise Price - Exercised	0	0
Weighted Average Exercise Price - Ending Balance	$ 12.00	$ 13.50		$ 0
Weighted Average Remaining Contractual Term-Balance	9 years 6 months	9 years 9 months 18 days
Outstanding Options Common Weighted Average Remaining Contractual Term - Employee	9 years 1 month 6 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term - Non-Employee	9 months 18 days
Aggregate Intrinsic Value - Beginning Balance	$ 0
Aggregate Intrinsic Value - Ending Balance	$ 0	$ 0

[1]	Includes 26,667 shares granted to Robert Farrell, the Company’s Chief Financial Officer, 13,333 of which are performance-based and vest upon continued service and achievement of a specific goal; and 13,333 of which are market-based and vest upon continued service and the Company’s achievement of certain stock price targets. All of these shares have an exercise price of $12.00.